Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ equity

11. Shareholders’ equity

The number of the Company’s outstanding ordinary shares on December 31, 2022, was 18,216,858, no par value. All ordinary shares outstanding are held in ledger form with some of the ordinary shares represented by ADSs.

For the year ended December 31, 2022, the Company accrued €722,735 as the fair value of stock options granted as per the Equity Incentive Plan 2021-2025. (See Note 12. Share-based compensation for more details.)

In July 2023, 100 new ADSs were issued in an ATM Offering, and the Company recorded an increase in the ordinary shares, no par value of €531.

For the year ended December 31, 2023, the Company accrued €739,884 as the fair value of stock options granted as per the Equity Incentive Plan 2021-2025. (See Note 12. Share-based compensation for more details.)

At December 31, 2023, the Company had 18,216,958 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

In March 2024, 72,908 new ADSs were issued pursuant to the Sales Agreement and the Company recorded an increase in the ordinary shares, no par value of €270,885.

For the year ended December 31, 2024, the Company accrued €847,255 as the fair value of stock options granted as per the Plan. (See Note 12. Share-based compensation for more details.)

At December 31, 2024, the Company had 18,289,866 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. For the year ended December 31, 2024, 2023, and 2022, there was a weighted average of 18,273,490, 18,216,907 and 18,216,858 shares, respectively, of the Company’s ordinary shares, no par value.